Summary of significant accounting policies - Schedule of Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Cash Flow Adjustments [Line Items]
Acquisition of subsidiary, net of cash acquired	R$ (157,442)	R$ (198,305)	R$ (280,374)
Acquisition of non-controlling interests		0	0
Net cash flows used in investing activities	(220,734)	(244,693)	(311,072)
Acquisition of non-controlling interests	(100,887)	(34,351)	(79,493)
Net cash flows provided by financing activities	448,733	299,119	561,006
Interest paid on acquisition of subsidiary	R$ (4,875)	(14,907)	(2,797)
Net cash flows from operating activities		(259,471)	51,027
Previously Reported
Cash Flow Adjustments [Line Items]
Acquisition of subsidiary, net of cash acquired		(213,212)	(283,171)
Acquisition of non-controlling interests		(34,351)	(79,493)
Net cash flows used in investing activities		(293,951)	(393,362)
Acquisition of non-controlling interests		0	0
Net cash flows provided by financing activities		333,470	640,499
Interest paid on acquisition of subsidiary		0	0
Net cash flows from operating activities		(244,564)	53,824
Revision of Prior Period, Reclassification, Adjustment
Cash Flow Adjustments [Line Items]
Acquisition of subsidiary, net of cash acquired		14,907	2,797
Acquisition of non-controlling interests		34,351	79,493
Net cash flows used in investing activities		49,258	82,290
Acquisition of non-controlling interests		(34,351)	(79,493)
Net cash flows provided by financing activities		(34,351)	(79,493)
Interest paid on acquisition of subsidiary		(14,907)	(2,797)
Net cash flows from operating activities		R$ (14,907)	R$ (2,797)